UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    SPARROW CAPITAL MANAGEMENT, Inc
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-5189__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   OCTOBER 29, 2002


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:        $75,868


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ADVANTUS CAPITAL MONEY MKT     FUND             0079670AT       19    13560 SH       DEFINED                     0        0    13560
AETNA INC (NEW)                COM              00817Y108     3443    96135 SH       DEFINED                  5500        0    90635
ALLIANZ FRANKLIN VALUEMARK      CHARTER         018824KXT       56    55500 SH       DEFINED                     0        0    55500
AUTOZONE INC NEVADA            COM              053332102     3544    44940 SH       DEFINED                  1750        0    43190
BLOCKBUSTER INC CL A           COM              093679108      253    10210 SH       DEFINED                     0        0    10210
CENTRAL MINERA CORP COM        COM              154130108        2    16300 SH       DEFINED                     0        0    16300
CISCO SYSTEMS INC              COM              17275R102     2462   234910 SH       DEFINED                 20200        0   214710
COGNIZANT TECH SOL CL A        COM              192446102      605    10530 SH       DEFINED                  8500        0     2030
DELL COMPUTER CORP             COM              247025109      260    11060 SH       DEFINED                 10700        0      360
8X8 INC NEW                    COM              282914100        7    18300 SH       DEFINED                     0        0    18300
ELECTRONIC DATA SYS CORP (NEW) COM              285661104     1344    96148 SH       DEFINED                  4400        0    91748
FEDERAL NATL MTG ASSN          COM              313586109     4258    71521 SH       DEFINED                  3000        0    68521
FIRST DATA CORP                COM              319963104     4068   145555 SH       DEFINED                  4300        0   141255
GENERAL ELECTRIC CO            COM              369604103     3437   139437 SH       DEFINED                  8200        0   131237
GENERAL MOTORS CORPORATION     COM              370442105     2926    75211 SH       DEFINED                  4800        0    70411
KRAFT FOODS INC                COM              50075N104     4299   117900 SH       DEFINED                  5600        0   112300
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     2810    57280 SH       DEFINED                  4000        0    53280
MARATHON OIL CORP              COM              565849106     3487   153729 SH       DEFINED                  9300        0   144429
MARSHALL & ILSLEY CP           COM              571834100     3571   128055 SH       DEFINED                  7400        0   120655
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
NIKE INC CL B                  COM              654106103     3710    85909 SH       DEFINED                  4300        0    81609
PEPSI BOTTLING GROUP INC       COM              713409100     5274   225383 SH       DEFINED                  7900        0   217483
SANDISK CORP                   COM              80004C101      145    11030 SH       DEFINED                     0        0    11030
SEMPRA ENERGY                  COM              816851109     3468   176473 SH       DEFINED                 12600        0   163873
SYSCO CORP                     COM              871829107     5002   176181 SH       DEFINED                  9950        0   166231
TARGET CORP                    COM              87612E106     2806    95045 SH       DEFINED                  6600        0    88445
TENET HEALTHCARE CORP          COM              88033G100     7583   153189 SH       DEFINED                  5250        0   147939
UNITED TECHNOLOGIES CORP       COM              913017109     3304    58486 SH       DEFINED                  3200        0    55286
VITALWORKS INC                 COM              928483106      312    42900 SH       DEFINED                     0        0    42900
WASHINGTON MUTUAL INC          COM              939322103     3413   108447 SH       DEFINED                  5730        0   102717